Leases - statement of profit or loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Depreciation charge of rightofuse assets	¥ 97,924,000	¥ 86,688,000	¥ 76,958,000
Interest expenses (included in finance cost)	7,736,000	10,785,000	10,175,000
Total expenses recognised in statement of profit or loss	105,660,000	97,473,000	87,133,000
Cash outflow for leases	101,807,000	76,895,000	83,727,000
Expense recognized in relation to short term leases	¥ 810,000	¥ 947,000	¥ 11,000